Provision for risks (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	R$ 1,442	R$ 1,385
Additions	1,702	477
Payments	(368)	(161)
Reversals	(179)	(340)
Monetary adjustment	145	93
Exchange rate changes	(24)	(12)
Liabilities related to assets held for sale or disdistribution	(89)
Balance at December 31, 2021	2,629	1,442
Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	845	937
Additions	1,030	136
Payments	(61)	(22)
Reversals	(40)	(219)
Monetary adjustment	58	21
Exchange rate changes	(15)	(8)
Liabilities related to assets held for sale or disdistribution	(56)
Balance at December 31, 2021	1,761	845
Social Security And Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	361	303
Additions	580	180
Payments	(188)	(82)
Reversals	(119)	(77)
Monetary adjustment	49	38
Exchange rate changes	(3)	(1)
Liabilities related to assets held for sale or disdistribution	(12)
Balance at December 31, 2021	668	361
Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2020	236	145
Additions	92	161
Payments	(119)	(57)
Reversals	(20)	(44)
Monetary adjustment	38	34
Exchange rate changes	(6)	(3)
Liabilities related to assets held for sale or disdistribution	(21)
Balance at December 31, 2021	R$ 200	R$ 236